Shareholders' Equity (Net Income Per Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net Income Per Share [Abstract]
Net income (loss)	$ 126,516,000	$ 117,970,000
Net Income (Loss) Attributable to Common Shareholders	$ 126,516,000	$ 117,970,000
Weighted average number of shares outstanding (thousands), basic	114,822,000	115,170,000
Dilutive Effect	0	0
Weighted average number of shares outstanding (thousands), diluted	114,822,000	115,170,000
Net income (loss) per weighted average share, basic	$ 1.1	$ 1.02
Net income (loss) per weighted average share, diluted	$ 1.1	$ 1.02
Issued and Outstanding Share Based Options	1,111,000	2,639,000